Acquisitions of ITS Acquisitions ITS - Impact to December 31, 2013 Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Accounts and notes receivable, net	$ (264,437)	$ (257,889)	$ (168,615)
Total current assets	(465,132)	(519,283)	(342,131)
Property, plant and equipment		2,007,380	1,857,131
Deferred income tax assets - noncurrent	8,973	9,940	8,742
Total assets	1,500,368	1,534,756	1,255,733
Long-term deferred tax liabilities	(41,026)	(38,767)	(20,847)
Noncontrolling interest	3,264	1,446	(771)
Total liabilities and stockholders' equity	1,500,368	1,534,756	1,255,733
ITS [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Accounts and notes receivable, net		(1,859)
Total current assets		(1,859)
Property, plant and equipment		3,072
Deferred income tax assets - noncurrent		391
Total non-current assets		3,463
Total assets		1,604
Long-term deferred tax liabilities		(60)
Total non-current liabilities		(60)
Total liabilities		(60)
Noncontrolling interest		1,664
Total liabilities and stockholders' equity		$ 1,604